Concentrations of Credit Risk and Major Customers - Schedule of Customers and Suppliers (Details) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]
Customer Concentration Risk [Member] | Customers A [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage		[1]	10.34%
Customer Concentration Risk [Member] | Customers B [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage		[1]	10.30%
Supplier Concentration Risk [Member] | Supplier A [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage		[1]	29.78%
Supplier Concentration Risk [Member] | Supplier B [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	18.41%		24.02%
Supplier Concentration Risk [Member] | Supplier C [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	15.77%		23.30%
Supplier Concentration Risk [Member] | Supplier D [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	10.79%		17.73%
Supplier Concentration Risk [Member] | Supplier E [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	21.82%			[1]

[1]	Less than 10%